Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	3 Months Ended
Jun. 30, 2013
Policies
Concentration of Credit Risk

Concentration of Credit Risk

The Company conducts business with companies in Canada, England, Europe and Australia as part of its ongoing advertising business. This results in a number of receivables denominated in the currencies of those countries, with about $325,000 in receivables outstanding at any time. The company does not engage in hedging activities to offset the risk of exchange rate fluctuations on these payables. During the reporting period, the company incurred foreign exchange losses of $12,116.